9. Stock-Based Compensation (Details 1) (USD $)	9 Months Ended	12 Months Ended
	Sep. 30, 2014	Dec. 31, 2013
Stock Option Plan 1 [Member]
Exercise Price	$ 0.51	$ 0.51
Number of options outstanding	850	850
Average Contractual Life Remaining	1 year 29 days	1 year 9 months 29 days
Number of options exercisable	850	850
Intrinsic value	$ 1,666	$ 3,264
Stock Option Plan 2 [Member]
Exercise Price	$ 0.53	$ 0.53
Number of options outstanding	291,900	291,900
Average Contractual Life Remaining	5 years 9 months	6 years 9 months
Number of options exercisable	291,900	291,900
Intrinsic value	566,286	1,115,058
Stock Option Plan 3 [Member]
Exercise Price	$ 0.53	$ 0.53
Number of options outstanding	291,900	291,900
Average Contractual Life Remaining	8 years 3 months	9 years
Number of options exercisable	0	0
Intrinsic value	0	0
Stock Option Plan 4 [Member]
Exercise Price	$ 4.54
Number of options outstanding	500,000
Average Contractual Life Remaining	9 years 3 months
Number of options exercisable	0
Intrinsic value	$ 0